Borrowings	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Borrowings
20.	BORROWINGS

a.	Short-term borrowings
Bank loans mainly represented unsecured revolving loans, letters of credit and bank overdrafts.

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Secured bank loans, annual interest rates were 0.90%-1.87% and 2.73%-3.63% as of December 31, 2021 and 2022, respectively	$203,127	$772,896	$25,151
Unsecured bank loans, annual interest rates were 0.40%-3.75% and 1.42%-6.50% as of December 31, 2021 and 2022, respectively	40,833,302	45,958,234	1,495,550

	41,036,429	46,731,130	1,520,701
Less: financial liabilities for hedging - current (Note 34)	6,716,965	12,204,620	397,157

	$34,319,464	$34,526,510	$1,123,544

b.	Long-term borrowings

1)	Bank loans

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Revolving bank loans
Syndicated bank loans - redeemed in January 2022, annual interest rate was 1.08% as of December 31, 2021	$2,562,926	$—	$—
Others - repayable through January 2023 to July 2029, annual interest rates were 0.40%-4.00% and 1.43%-5.26% as of December 31, 2021 and 2022, respectively	107,383,417	79,657,893	2,592,187
Mortgage loans (Note 36)
Repayable through January 2023 to December 2033, annual interest rates were 2.32%-4.55% and 2.85%-4.40% as of December 31, 2021 and 2022, respectively	8,031,142	8,333,805	271,194

	117,977,485	87,991,698	2,863,381

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Less: unamortized discounts	$3,642	$—	$—

	117,973,843	87,991,698	2,863,381

Less: current portion	4,526,683	5,041,841	164,069
financial liabilities for hedging - non-current (Note 34)	4,780,931	—	—

	$108,666,229	$82,949,857	$2,699,312

Pursuant to some of the above revolving bank loans agreements, the Group’s subsidiaries should meet certain financial covenants which are calculated based on each of their annual audited consolidated financial statements or semi-annual reviewed consolidated financial statements. The Group’s subsidiaries were in compliance with all of the financial covenants.

2)	Long-term bills payable

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Ta Ching Bills Finance Corporation, repayable through January 2024 to March 2024, annual interest rates were 0.65% and 0.85%-0.94% as of December 31, 2021 and 2022, respectively	$2,500,000	$3,000,000	$97,625
Cathay United Bank, repayable in April 2024, annual interest rate was 1.49%-1.56% as of December 31, 2022	—	9,000,000	292,873
China Bills Finance Corporation, redeemed in December 2022, annual interest rate was 0.65% as of December 31, 2021	2,500,000	—	—
Mega Bills Finance Corporation, redeemed in March 2022, annual interest rate was 0.65% as of December 31, 2021	2,000,000	—	—
International Bills Finance Corporation, redeemed in March 2022, annual interest rate was 0.65% as of December 31, 2021	1,500,000	—	—

	8,500,000	12,000,000	390,498
Less: unamortized discounts	1,353	2,247	73

	$8,498,647	$11,997,753	$390,425